CONSOLIDATED AND COMBINDED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common Stock, Par Value	$ 0	$ 0	$ 0
Common Stock, Shares, Issued	15,270,840	14,295,836	14,295,836
Common Stock, Shares, Outstanding	15,270,840	14,295,836	14,295,836